INCOME TAXES - Reconciliation Of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Earnings before income taxes	$ 128.2	$ 41.7
Income tax provision - 26.5%	34.0	11.0
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.5%	(31.9)	(7.4)
Permanent items that are not included in income (losses) for tax purposes:
Non-deductible expenses	(0.9)	(3.3)
Income (losses) not recognized for tax purposes	(3.5)	1.0
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	3.8	1.4
Non-resident withholding tax	5.5	15.8
Under (over) tax provisions	0.3	2.8
Other	0.3	0.8
Other adjustments:
Unrecognized recoveries in deferred tax provisions	21.4	46.7
Foreign exchange related to deferred income taxes	(2.2)	9.0
Taxes paid relating to sale of assets	4.1	0.0
Other	(0.2)	0.3
Total income tax expense	$ 30.7	$ 78.1
Applicable tax rate	26.50%	26.50%